Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.88%
Alabama–2.67%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$875	$ 861,374
Black Belt Energy Gas District (The); Series 2022 F, RB(a)	5.50%	12/01/2028	2,500	2,623,613
Fairfield (City of), AL; Series 2012, GO Wts. (Acquired 04/30/2012; Cost $3,622,756)(b)(c)	6.00%	06/01/2031	3,585	2,868,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 12/29/2015; Cost $90,000)(b)(c)	5.50%	01/01/2028	90	57,150
Series 2014, RB	3.50%	07/01/2026	5,022	3,189,278
Jefferson (County of), AL; Series 2013 F, Revenue Wts.(d)	7.90%	10/01/2050	4,725	4,815,414
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	885	870,460
Series 2016 A, RB	5.25%	08/01/2030	200	188,476
Southeast Alabama Gas Supply District (The) (No. 2); Series 2018 A, RB(a)	4.00%	06/01/2024	6,000	5,990,471
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	5,390	5,188,725
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,000	5,316,828
Talladega (County of), AL; Series 2002 D, TAC (INS - NATL)(e)	5.25%	01/01/2029	25	25,053
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR(f)	4.50%	05/01/2032	7,691	6,614,757
Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	1,000	830,361
				39,439,960

American Samoa–0.07%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,049,063

Arizona–3.23%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2030	495	518,739
Series 2017 A, Ref. RB	5.00%	07/01/2031	515	538,156
Series 2017 A, Ref. RB	5.00%	07/01/2032	545	567,851
Series 2017 A, Ref. RB	5.00%	07/01/2033	575	596,984
Series 2017 A, Ref. RB	5.00%	07/01/2034	600	620,074
Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB(f)	5.00%	08/01/2033	1,955	1,895,165
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(f)	6.00%	07/01/2037	3,440	3,538,027
Series 2017, Ref. RB(f)	6.00%	07/01/2047	1,385	1,404,219
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(f)	5.00%	07/01/2026	410	412,790
Arizona (State of) Industrial Development Authority (Doral Academy of Northern Nevada); Series 2021 A, Ref. RB(f)	4.00%	07/15/2041	530	431,101
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(f)	4.50%	07/01/2029	765	731,750
Series 2019, RB(f)	5.00%	07/01/2039	2,135	1,967,352
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(f)	5.00%	06/01/2031	2,505	2,485,309
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(f)	4.75%	12/15/2028	1,440	1,447,772
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(f)	5.00%	07/15/2028	865	875,184
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(f)	4.50%	07/15/2029	2,970	2,861,101
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus);
Series 2019 A, IDR(f)	5.00%	12/15/2039	400	387,946
Series 2019 A, IDR(f)	5.00%	12/15/2049	700	642,743
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	155	153,536
Series 2018 A, Ref. RB	5.00%	07/01/2038	320	282,553
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(e)	4.38%	08/01/2032	5	5,006

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(f)	4.80%	07/01/2028	$1,600	$ 1,605,878
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(f)	5.00%	07/01/2035	1,000	995,344
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2014 A, RB(f)	6.50%	07/01/2034	3,430	3,527,565
Series 2015, Ref. RB(f)	5.00%	07/01/2035	2,820	2,801,684
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(f)	4.60%	06/15/2025	930	924,278
Series 2015, Ref. RB(f)	5.38%	06/15/2035	3,370	3,353,222
Series 2019, Ref. RB(f)	5.00%	06/15/2034	730	705,761
Series 2022, Ref. RB(f)	4.00%	06/15/2031	1,045	952,667
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	4,860	4,773,093
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(f)	4.75%	05/01/2030	1,925	1,848,159
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.00%	09/01/2026	230	229,129
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	4.13%	07/01/2026	1,000	969,057
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(f)	5.00%	07/01/2029	300	299,987
Series 2019, RB(f)	5.00%	07/01/2034	400	385,338
Series 2019, RB(f)	5.00%	07/01/2039	500	464,274
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	175	164,158
Tempe (City of), AZ Industrial Development Authority (Friendship Village of Tempe);
Series 2021 A, Ref. RB	4.00%	12/01/2029	380	347,675
Series 2021 A, Ref. RB	4.00%	12/01/2030	495	444,206
Series 2021 A, Ref. RB	4.00%	12/01/2031	465	408,457
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(f)	6.13%	10/01/2052	300	261,587
				47,824,877

Arkansas–0.98%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2020, RB(f)(g)	4.75%	09/01/2049	7,370	6,595,781
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(f)(g)	5.45%	09/01/2052	8,000	7,952,613
				14,548,394

California–6.59%
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(e)	5.00%	05/01/2030	590	639,809
Series 2017 A, Ref. RB (INS - AGM)(e)	5.00%	05/01/2033	700	755,532
California (State of);
Series 1996, GO Bonds (INS - FGIC)(e)	5.38%	06/01/2026	1,885	1,912,514
Series 2017, GO Bonds	5.00%	08/01/2046	3,000	3,153,560
Series 2020, GO Bonds	4.00%	03/01/2046	2,500	2,515,845
California (State of) Community Choice Financing Authority (Green Bonds); Series 2022 A-1, RB(a)	4.00%	08/01/2028	21,065	21,068,851
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	137,230
California (State of) County Tobacco Securitization Agency (Los Angeles County Securization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2034	600	581,152
Series 2020 A, Ref. RB	4.00%	06/01/2035	450	432,737
Series 2020 A, Ref. RB	4.00%	06/01/2036	375	358,737
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,555	1,555,005
California (State of) Housing Finance Agency; Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	1,219	1,100,613
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(f)	5.00%	06/01/2028	825	821,087
Series 2018 A, RB(f)	5.00%	06/01/2038	845	794,599
California (State of) Municipal Finance Authority (Palomar Health);
Series 2022, Ref. COP (INS - AGM)(e)	5.25%	11/01/2035	1,200	1,318,552
Series 2022, Ref. COP (INS - AGM)(e)	5.25%	11/01/2036	1,250	1,367,626
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(g)	4.00%	07/15/2029	6,000	5,823,584

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(a)(g)	4.13%	10/01/2025	$4,000	$ 3,985,552
California (State of) Pollution Control Finance Authority;
Series 2012, RB(f)(g)	5.00%	07/01/2037	2,000	1,961,382
Series 2012, RB(f)(g)	5.00%	11/21/2045	4,230	4,014,063
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $707,500)(b)(c)(f)(g)	7.00%	12/01/2027	710	71,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(b)(f)(g)	7.50%	07/01/2032	4,950	2,475,000
Series 2020, RB (Acquired 10/06/2020; Cost $955,203)(b)(c)(f)(g)	7.50%	07/01/2032	1,000	580,000

California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(f)	6.25%	07/01/2054	3,000	3,213,125
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(f)	3.13%	05/15/2029	2,000	1,747,835
Series 2021, RB(f)	5.00%	11/15/2036	500	455,380
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(f)	5.00%	06/15/2040	1,060	989,520
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(f)	5.00%	07/01/2026	250	240,751
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,000	1,000,498
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(f)	4.00%	11/01/2031	1,000	903,916
California (State of) School Finance Authority (TEACH Public Schools);
Series 2019 A, RB(f)	5.00%	06/01/2029	275	276,400
Series 2019 A, RB(f)	5.00%	06/01/2039	740	709,501
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	6,250	6,250,134
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	4.00%	06/01/2026	410	399,812
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	1,000	1,005,517
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(f)	5.00%	07/01/2029	900	873,943
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(h)	5.00%	06/01/2027	145	159,758
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, RB	5.00%	09/01/2033	225	235,247
North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB (INS - AGM)(e)	5.00%	09/01/2026	605	606,174
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(e)	5.00%	12/01/2034	5,405	5,414,150
Sacramento (County of), CA (Metro Air Park Community);
Series 2022, Ref. RB	5.00%	09/01/2029	2,000	2,117,333
Series 2022, Ref. RB	5.00%	09/01/2030	2,000	2,126,662
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	2,935	2,940,012
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	8,395	8,462,376
				97,552,074

Colorado–6.21%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,490	2,285,187
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	713	673,695
Arista Metropolitan District;
Series 2018 A, Ref. GO Bonds	4.38%	12/01/2028	1,000	946,118
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,180,883
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	530	497,187
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	466,147
Canyon Pines Metropolitan District; Series 2022 A, GO Bonds(i)	0.00%	12/01/2027	8,770	5,941,971
Canyons Metropolitan District No. 5; Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,005,187
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,028,709
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	4.38%	12/01/2032	738	685,289
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	5.00%	12/01/2041	1,100	984,412
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	1,787,964
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2035	5,205	4,668,384
Series 2021 B, RB	2.63%	05/15/2029	1,125	1,013,863

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.00%	11/01/2027	$600	$ 641,655
Series 2022, RB	5.00%	11/01/2028	500	538,161
Series 2022, RB	5.00%	11/01/2029	900	968,468
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	525	526,908
Series 2017 A, Ref. RB	5.00%	05/15/2026	475	476,629
Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	4,200	3,718,680
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(f)	5.00%	12/01/2025	105	95,707
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	1,345	1,081,143
Colorado (State of) International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	1,000	977,154
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	1,000	977,215
Copper Ridge Metropolitan District; Series 2019, RB	4.00%	12/01/2029	2,739	2,500,186
Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,151,543
Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.);
Series 2018, COP	5.00%	12/01/2028	310	331,011
Series 2018, COP	5.00%	12/01/2029	500	529,389
Series 2018, COP	5.00%	12/01/2030	350	370,385
Series 2018, COP	5.00%	12/01/2031	375	395,313
Series 2018, COP	5.00%	12/01/2032	455	477,443
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,369	1,346,023
Dominion Water & Sanitation District;
Series 2022, Ref. RB	5.00%	12/01/2027	2,185	2,162,201
Series 2022, Ref. RB	5.25%	12/01/2032	3,415	3,360,302
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(f)	5.00%	12/01/2041	1,700	1,497,676
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	602,368
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(f)	4.88%	12/01/2028	675	654,046
Highlands Metropolitan District No. 1; Series 2021, GO Bonds	4.00%	12/01/2031	1,190	1,042,739
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,254	1,261,653
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	5,499	5,191,433
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	892,827
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2039	700	652,021
Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	781,483
Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,166,630
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	6,000	6,079,439
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,445	1,406,617
Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2041	520	465,210
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	2,265	2,113,107
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.13%	12/01/2028	1,500	1,520,103
Seires 2018 A-2, RB	5.50%	12/01/2034	1,000	1,015,750
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	2,250	2,056,783
Peak Metropolitan District No. 1; Series 2021 A, GO Bonds(f)	4.00%	12/01/2035	540	452,998
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(f)	5.00%	12/01/2040	1,465	1,382,133
Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,183,235
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2036	1,250	1,022,064
Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,530,440
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(f)	5.00%	12/01/2031	1,945	1,829,962
Series 2021 A, GO Bonds(f)	5.00%	12/01/2041	2,000	1,724,248
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. GO Bonds	5.00%	12/01/2037	500	484,680
Thompson Crossing Metropolitan District No. 4; Series 2019, Ref. GO Bonds	3.50%	12/01/2029	515	463,352
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	5.00%	12/01/2041	2,700	2,360,341
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(e)	3.25%	12/15/2050	822	679,383
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(f)	5.70%	12/01/2051	166	144,813

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	$615	$ 534,949
Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	901,125
				91,884,120

Connecticut–0.45%
Connecticut (State of) (Transportation Infrastructure); Series 2014 A, RB	5.00%	09/01/2034	3,250	3,355,925
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,480	3,320,035
				6,675,960

Delaware–0.15%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(f)	5.00%	07/01/2028	2,249	2,254,592

District of Columbia–2.94%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	1,160	1,105,617
Series 2017 A, RB	5.00%	07/01/2032	1,500	1,424,294
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	5,785	5,935,446
Series 2001, RB	6.75%	05/15/2040	24,435	25,154,699
Metropolitan Washington Airports Authority; Series 2015 B, Ref. RB(g)	5.00%	10/01/2032	9,575	9,898,747
				43,518,803

Florida–5.51%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 12/04/2020; Cost $185,453)(c)	5.63%	11/15/2029	185	156,828
Series 2014, RB (Acquired 06/04/2020; Cost $861,250)(c)	6.00%	11/15/2029	1,000	853,021
Series 2014, RB (Acquired 01/17/2020; Cost $1,408,622)(c)	6.00%	11/15/2034	1,500	1,168,782
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(f)	5.00%	11/15/2061	965	659,819
Series 2022 B, RB(f)	6.50%	11/15/2033	100	86,926
Amelia Concourse Community Development District; Series 2019 B-1, RB	5.25%	05/01/2029	240	243,795
Broward (County of), FL; Series 2015 A, RB(g)	5.00%	10/01/2045	10,000	10,004,632
Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(a)(g)	6.75%	04/01/2025	40	40,109
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(f)	5.88%	07/01/2040	250	231,780
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(f)	5.38%	08/01/2032	1,000	812,095
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(f)	5.00%	12/15/2035	1,085	1,054,615
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB(b)	4.00%	07/01/2028	750	135,000
Series 2018 B, RB(b)	4.25%	07/01/2033	625	112,500
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(f)	5.00%	06/01/2041	465	417,779
Series 2021, RB(f)	3.25%	06/01/2031	230	194,685
Series 2021, RB(f)	5.00%	06/01/2041	975	875,989
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(f)	5.00%	07/01/2027	1,000	967,782
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(f)	4.00%	06/15/2031	700	634,112
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(f)	4.00%	12/01/2028	6,310	5,856,400
Series 2018 A, RB(f)	5.25%	12/01/2043	2,500	2,334,293
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(f)	4.00%	10/15/2029	1,605	1,532,351
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(f)(g)	5.00%	10/01/2029	895	897,244
Series 2021, RB(f)(g)	4.00%	10/01/2041	1,800	1,450,674
Florida Development Finance Corp.;
Series 2021, RB(f)	3.00%	07/01/2031	325	289,536
Series 2022 A, Ref. RB(a)(f)(g)	7.25%	10/03/2023	3,000	2,981,438

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Glenridge on Palmer Ranch);
Series 2021, Ref. RB	3.00%	06/01/2023	$115	$ 113,762
Series 2021, Ref. RB	4.00%	06/01/2024	100	98,054
Series 2021, Ref. RB	4.00%	06/01/2025	110	106,149
Series 2021, Ref. RB	4.00%	06/01/2026	110	104,580
Series 2021, Ref. RB	5.00%	06/01/2031	300	280,824
Series 2021, Ref. RB	5.00%	06/01/2035	225	203,026
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(f)	5.25%	06/15/2029	1,000	971,992
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2020 C, Ref. RB(f)	4.00%	09/15/2030	470	431,967
Series 2020 C, Ref. RB(f)	5.00%	09/15/2040	400	365,994
Florida Development Finance Corp. (River City Science Academy);
Series 2022, RB	4.00%	07/01/2031	345	335,279
Series 2022, RB	5.00%	07/01/2042	435	435,993
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(a)(f)(g)	6.25%	01/01/2024	3,405	3,267,933
Series 2019 A, Ref. RB(a)(f)(g)	6.38%	01/01/2026	5,000	4,568,202
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,140	1,127,289
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2030	3,805	3,702,337
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.00%	07/15/2028	480	471,112
Series 2018 A, RB(f)	5.38%	07/15/2038	1,300	1,183,876
Miami-Dade (County of), FL;
Series 2014, Ref. RB(g)	5.00%	10/01/2031	3,000	3,063,539
Series 2014, Ref. RB(g)	5.00%	10/01/2032	5,000	5,093,489
Series 2014, Ref. RB(g)	5.00%	10/01/2034	5,000	5,068,936
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.00%	04/01/2023	1,095	1,105,841
Palm Beach (County of), FL Health Facilities Authority; Series 2020 B-1, RB	3.00%	06/01/2027	910	910,000
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.00%	11/15/2032	3,000	3,023,442
Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	10	10,014
Palm Beach (County of), FL Health Facilities Authority (Toby & Leon Cooperman);
Series 2022, Ref. RB	4.00%	06/01/2031	1,250	1,123,288
Series 2022, Ref. RB	4.00%	06/01/2036	2,000	1,682,860
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	1,060	1,061,836
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2029	1,620	1,643,791
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2029	1,000	990,157
Series 2019, Ref. IDR	5.00%	01/01/2039	2,050	1,924,764
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(f)(g)	5.88%	01/01/2033	3,000	3,005,479
				81,467,990

Georgia–1.47%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(g)	5.30%	05/15/2026	810	811,729
Burke (County of), GA Development Authority (Oglethorpe Power Corp.); Series 2017 E, RB(a)	3.25%	02/03/2025	3,000	2,963,827
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,900	1,853,664
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(f)	3.63%	01/01/2031	2,750	2,436,134
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2034	2,185	2,325,378
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(e)	5.00%	12/01/2023	5	5,011
Macon-Bibb (County of), GA Housing Authority (Green Meadows Apartments); Series 2021 B, RB(a)	4.50%	05/01/2023	4,250	4,250,819
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(f)	5.00%	06/15/2027	390	389,977
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(f)	5.00%	11/01/2023	2,280	2,293,255
Series 2017 A, Ref. RB(f)	5.00%	11/01/2037	2,000	1,940,592

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	$2,630	$ 2,436,032
				21,706,418

Guam–0.49%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2033	3,000	3,050,763
Guam (Territory of) Department of Education (John F. Kennedy);
Series 2020, Ref. COP	4.25%	02/01/2030	1,500	1,449,955
Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,693,901
				7,194,619

Idaho–0.32%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	1,015	982,927
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(f)	4.63%	07/01/2029	170	171,987
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(f)	4.00%	05/01/2042	2,280	1,812,306
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	554,063
Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,112,556
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(g)	6.45%	08/01/2032	130	130,458
				4,764,297

Illinois–9.33%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	820	796,013
Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	420	416,379
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	870	861,574
Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(f)	4.00%	12/01/2028	1,440	1,326,586
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2023	425	425,100
Series 2018 A, Ref. RB	5.00%	01/01/2024	455	455,384
Series 2018 A, Ref. RB	5.00%	01/01/2025	485	484,833
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	503,130
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	526,316
Centerpoint Intermodal Center Program Trust; Series 2004 A, Revenue Ctfs.(a)(f)	4.00%	12/15/2022	320	319,894
Chicago (City of), IL;
Series 2014 A, Ref. GO Bonds	5.00%	01/01/2035	11,270	11,252,528
Series 2014, RB (INS - BAM)(e)	5.00%	01/01/2039	2,000	2,011,564
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,032,841
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,535,727
Chicago (City of), IL (Hearts United Apartments); Series 1999 A, RB (CEP - GNMA)(g)	5.60%	01/01/2041	70	70,363
Chicago (City of), IL (Lakeshore East);
Series 2022, Ref. RB(f)	2.87%	12/01/2027	255	231,474
Series 2022, Ref. RB(f)	3.04%	12/01/2028	270	241,270
Series 2022, Ref. RB(f)	3.20%	12/01/2029	325	287,187
Series 2022, Ref. RB(f)	3.29%	12/01/2030	342	299,768
Series 2022, Ref. RB(f)	3.38%	12/01/2031	375	325,695
Series 2022, Ref. RB(f)	3.45%	12/01/2032	300	258,727
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(g)	5.00%	01/01/2046	8,000	8,003,114
Series 2017 D, RB	5.25%	01/01/2029	1,500	1,626,912
Series 2017 D, RB	5.25%	01/01/2030	3,000	3,246,274
Series 2017 G, RB(g)	5.25%	01/01/2028	250	264,125
Series 2017 G, RB(g)	5.25%	01/01/2029	350	368,607
Series 2017 G, RB(g)	5.25%	01/01/2030	400	421,064
Series 2017 G, RB(g)	5.25%	01/01/2031	350	368,260

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(e)(i)	0.00%	12/01/2025	$1,000	$ 890,332
Series 2012 A, GO Bonds	5.00%	12/01/2042	15,000	14,336,141
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,011,537
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,018,500
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,025,303
Series 2019 A, Ref. GO Bonds(i)	0.00%	12/01/2025	1,000	887,720
Series 2019 A, Ref. GO Bonds(i)	0.00%	12/01/2026	1,000	849,449
Cicero (Town of), IL;
Series 2012, Ref. GO Bonds(a)(h)	5.00%	12/01/2022	1,005	1,005,000
Series 2012, Ref. GO Bonds(a)(h)	5.00%	12/01/2022	725	725,000
Series 2012, Ref. GO Bonds(a)(h)	5.00%	12/01/2022	1,295	1,295,000
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.25%	12/01/2022	290	290,000
Evanston (City of), IL (Roycemore School);
Series 2021, RB(f)	4.00%	04/01/2032	245	205,681
Series 2021, RB(f)	4.38%	04/01/2041	830	625,097
Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	650	651,473
Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,167,772
Illinois (State of);
First Series 2020, GO Bonds (INS - NATL)(e)(j)(k)	6.00%	11/01/2026	3,500	3,681,252
Series 2013, GO Bonds	5.50%	07/01/2033	1,500	1,511,147
Series 2017 D, GO Bonds(j)(k)	5.00%	11/01/2023	2,250	2,282,329
Series 2017 D, GO Bonds	5.00%	11/01/2025	4,000	4,128,611
Series 2020 A, GO Bonds(j)(k)	6.00%	05/01/2025	2,500	2,632,291
Series 2020, GO Bonds	5.38%	05/01/2023	1,000	1,008,518
Series 2020, GO Bonds	5.50%	05/01/2030	2,000	2,183,839
Illinois (State of) Finance Authority; Series 2007, RB	5.40%	04/01/2027	140	138,238
Illinois (State of) Finance Authority (Benedictine University);
Series 2017, Ref. RB	5.00%	10/01/2030	1,000	1,021,009
Series 2017, Ref. RB	5.00%	10/01/2033	1,000	1,016,516
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(g)	8.00%	06/01/2032	11,805	11,815,072
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(f)	5.25%	12/01/2025	255	259,469
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2027	2,065	2,018,365
Series 2019 A, Ref. RB	5.00%	11/01/2035	2,020	1,824,960
Illinois (State of) Finance Authority (Mercy Health System); Series 2016, Ref. RB	5.00%	12/01/2026	2,700	2,842,774
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB (Acquired 04/12/2017; Cost $1,127,311)(c)	5.00%	05/15/2024	1,115	1,097,249
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,089	786,531
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(h)	5.25%	08/15/2023	160	162,719
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB(h)	5.00%	05/15/2025	160	165,378
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	2,000	1,866,337
Series 2019 A, RB(f)	6.13%	04/01/2049	3,000	2,932,322
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	447,531
Series 2017, Ref. RB	5.00%	08/01/2028	500	525,554
Series 2017, Ref. RB	5.00%	08/01/2029	325	340,840
Series 2017, Ref. RB	5.00%	08/01/2030	380	397,845
Series 2017, Ref. RB	5.00%	08/01/2031	375	391,585
Series 2017, Ref. RB	5.00%	08/01/2033	470	487,735
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	8,700	8,779,577
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,795	1,739,499
Illinois (State of) Housing Development Authority (Lifelink Developments); Series 2006, RB (CEP - GNMA)(g)	4.70%	10/20/2026	220	220,191
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(e)	5.13%	06/01/2026	50	50,082
Series 2002, COP (INS - NATL)(e)	5.25%	06/01/2032	140	140,182

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2022 B, RB	5.00%	12/15/2027	$3,000	$ 3,123,191
Illinois (State of) Sports Facilities Authority; Series 2019, Ref. RB (INS - BAM)(e)	5.00%	06/15/2029	1,000	1,054,911
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	159	158,159
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	880	830,494
Regional Transportation Authority; Series 2018 B, RB(k)	5.00%	06/01/2030	3,000	3,308,953
St. Clair County School District No. 189 (East St. Louis); Series 2011, GO Bonds	5.50%	01/01/2023	1,540	1,539,537
Upper Illinois River Valley Development Authority (Morris Hospital); Series 2018, Ref. RB	5.00%	12/01/2027	1,145	1,214,390
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	4.60%	03/01/2025	940	922,925
				137,992,821

Indiana–1.81%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	400	367,057
Indiana (State of) Finance Authority; Series 2022, Ref. RB(a)(g)	4.50%	11/15/2023	10,000	10,017,483
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(f)	5.50%	07/01/2028	815	813,026
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	4.25%	11/01/2030	1,580	1,538,447
Series 2012 B, RB	3.00%	11/01/2030	2,000	1,783,469
Series 2012 C, RB	3.00%	11/01/2030	2,000	1,783,469
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	5,000	4,876,783
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,870,111
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	1,000	1,051,373
Lake County 2000 Building Corp.; Series 2012, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	2,235	2,236,160
Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(f)	5.10%	01/01/2032	555	484,637
				26,822,015

Iowa–1.48%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	496,476
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	617,461
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	4.00%	12/01/2032	9,000	8,522,671
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	4.13%	05/15/2038	1,250	1,017,118
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	4.45%	08/01/2028	625	578,163
Series 2018, RB	5.00%	08/01/2033	500	451,473
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	10,000	10,246,057
				21,929,419

Kansas–0.99%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	1,440	1,457,140
Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	240	192,829
University of Kansas Hospital Authority; Series 2015, Ref. RB	5.00%	09/01/2034	5,000	5,202,931
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB (Acquired 05/01/2017; Cost $ 499,048)(c)	4.25%	12/01/2024	500	200,000
Series 2016 II-A, RB (Acquired 06/24/2016-11/06/2019; Cost $1,852,846)(c)	5.00%	12/01/2031	1,800	720,000
Series 2016 II-A, RB (Acquired 06/24/2016-02/20/2018; Cost $1,014,861)(c)	5.25%	12/01/2036	1,000	400,000
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB(a)(h)	7.13%	12/15/2023	1,000	1,043,984
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	935	915,354
Series 2018 I, Ref. RB	5.00%	05/15/2033	500	467,098
Series 2019, Ref. RB	4.00%	05/15/2023	655	652,188
Series 2019, Ref. RB	5.00%	05/15/2026	1,110	1,103,035
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,149,000
Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,194,366
				14,697,925

Kentucky–0.58%
Ashland (City of), KY (King’s Daughters Medical Center); Series 2016 A, Ref. RB	5.00%	02/01/2029	1,000	1,035,088

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.00%	02/01/2026	$610	$ 625,401
Series 2016, Ref. RB	5.50%	02/01/2044	2,170	2,210,125
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(f)(g)	3.70%	01/01/2032	2,500	2,380,905
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	1,000	875,340
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2032	1,000	1,016,296
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	380	370,343
				8,513,498

Louisiana–2.07%
Calcasieu Parish Industrial Development Board, Inc. (Citgo Petroleum Corp.); Series 1993, RB(g)	6.00%	07/01/2023	70	70,080
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(f)	5.38%	11/01/2038	4,095	4,015,459
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(f)	4.63%	11/01/2038	1,825	1,646,242
Louisiana (State of) Public Facilities Authority (Encore Academy);
Series 2021, RB(f)	5.00%	06/01/2031	815	783,889
Series 2021, RB(f)	5.00%	06/01/2041	1,640	1,379,012
New Orleans (City of), LA Aviation Board; Series 2015 B, RB(g)	5.00%	01/01/2040	7,700	7,766,199
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2034	540	581,881
Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2036	1,115	1,183,658
Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2037	755	796,181
Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2038	475	499,704
Series 2018 B, Ref. RB (INS - AGM)(e)	5.00%	10/01/2032	1,000	1,094,544
Series 2018 B, Ref. RB (INS - AGM)(e)	5.00%	10/01/2033	715	778,042
Series 2018 B, Ref. RB (INS - AGM)(e)	5.00%	10/01/2034	515	557,200
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(a)(f)	5.85%	06/01/2025	4,000	4,105,302
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	270	271,045
Series 2015, Ref. RB	5.25%	11/15/2029	1,550	1,551,946
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	3,410	3,462,863
				30,543,247

Maine–0.04%
Maine (State of) Finance Authority (Supplemental Education Loan Program);
Series 2017 A-1, RB (INS - AGC)(e)(g)	5.00%	12/01/2022	500	500,000
Series 2017 A-1, RB (INS - AGC)(e)(g)	5.00%	12/01/2023	100	101,993
				601,993

Maryland–0.39%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,144,828
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,089,857
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	416,393
Baltimore (City of), MD (Harbor Point); Series 2022, RB	4.50%	06/01/2033	400	382,558
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(f)	4.00%	02/15/2028	480	463,783
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(f)	5.00%	07/01/2027	400	401,222
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(e)	5.50%	07/01/2026	40	40,294
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(f)(g)	4.00%	07/01/2024	855	847,607
				5,786,542

Massachusetts–0.48%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2029	490	496,161
Series 2019, RB	5.00%	06/15/2039	1,000	982,325

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	3.60%	10/01/2023	$200	$ 199,245
Series 2018, Ref. RB	3.75%	10/01/2024	250	248,440
Series 2018, Ref. RB	4.00%	10/01/2025	200	200,561
Series 2018, Ref. RB	4.00%	10/01/2026	100	100,297
Series 2018, Ref. RB	4.00%	10/01/2027	150	150,492
Series 2018, Ref. RB	4.25%	10/01/2028	320	321,920
Series 2018, Ref. RB	4.38%	10/01/2029	385	387,657
Series 2018, Ref. RB	4.50%	10/01/2030	690	695,402
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	654,875
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(f)	5.00%	11/15/2033	1,500	1,565,646
Massachusetts (Commonwealth of) Development Finance Agency (Plantation Apartments L.P.); Series 2004 A, RB (LOC - Fleet National Bank)(g)(l)	5.00%	12/15/2024	1,155	1,155,719
				7,158,740

Michigan–2.03%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	1,210	1,111,488
Series 2019, Ref. RB	5.00%	11/01/2034	400	380,654
Detroit (City of), MI;
Series 2018, GO Bonds	5.00%	04/01/2023	1,000	1,004,835
Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,034,511
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	1,430	1,433,037
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2021, Ref. RB(f)	5.00%	08/15/2031	1,080	1,019,397
Michigan (State of) Finance Authority (Cesar Chavez Academy);
Series 2019, Ref. RB	3.25%	02/01/2024	195	191,825
Series 2019, Ref. RB	4.00%	02/01/2029	700	659,671
Series 2019, Ref. RB	5.00%	02/01/2033	830	808,659
Michigan (State of) Finance Authority (Lawrence Technological University); Series 2017, Ref. RB	5.25%	02/01/2027	4,225	4,262,767
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2003 B-2, RB	6.00%	11/01/2023	10	10,029
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,575	1,221,766
Michigan (State of) Finance Authority (Universal Learning Academy);
Series 2018, Ref. RB	5.00%	11/01/2023	100	100,244
Series 2018, Ref. RB	5.50%	11/01/2028	500	509,565
Series 2018, Ref. RB	6.00%	11/01/2032	500	518,056
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	3,000	2,685,253
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(f)	5.00%	08/15/2031	810	764,548
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(g)	4.00%	10/01/2026	7,610	7,360,117
Michigan (State of) Strategic Fund (I-75 Improvement Project);
Series 2018, RB(g)	5.00%	12/31/2032	1,730	1,768,053
Series 2018, RB(g)	5.00%	12/31/2033	2,000	2,039,380
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB(f)	5.00%	07/01/2026	1,280	1,175,781
				30,059,636

Minnesota–1.24%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.00%	12/01/2033	1,250	1,097,123
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	3.50%	07/01/2027	620	573,212
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015 A, RB	4.75%	07/01/2025	530	518,422
Series 2015 A, RB	5.25%	07/01/2030	580	553,444
Series 2015, RB	5.50%	07/01/2035	665	612,161
Series 2015, RB	5.75%	07/01/2046	1,400	1,210,792
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB (Acquired 01/18/2019; Cost $965,250)(c)	5.75%	08/01/2030	975	786,540
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	235	226,797
Series 2017, RB	5.00%	10/01/2037	1,000	902,606

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	$1,680	$ 1,611,129
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,035,856
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(f)	5.50%	07/01/2027	590	593,181
Series 2017 A, RB(f)	6.00%	07/01/2032	1,080	1,098,053
Minnetonka (City of), MN (Preserve at Shady Oak); Series 2018 C, RB	4.50%	03/01/2033	250	199,922
Ramsey (City of), MN; Series 2022 A, Ref. RB	5.00%	06/01/2032	2,000	1,961,514
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $2,000,000)(a)(b)(c)(f)	6.00%	07/01/2027	2,000	1,800,000
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(f)	5.25%	07/01/2033	140	140,956
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	80	79,811
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	810	813,092
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	215,937
Series 2018, Ref. RB	4.13%	10/01/2033	250	211,262
St. Paul Park (City of), MN (Presbyterian Homes Bloomington);
Series 2017, Ref. RB	4.00%	09/01/2031	585	557,893
Series 2017, Ref. RB	4.00%	09/01/2032	400	376,786
Series 2017, Ref. RB	4.10%	09/01/2033	500	468,847
Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2035	100	99,807
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	4.00%	11/01/2030	650	584,216
				18,329,359

Mississippi–0.79%
Mississippi (State of) Development Bank (Hospital Construction); Series 2014, RB	5.00%	09/01/2030	720	743,693
Mississippi (State of) Development Bank (Jackson Co. Gomesa); Series 2021, RB(f)	3.63%	11/01/2036	3,500	2,765,453
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	3,870	3,828,354
Mississippi Business Finance Corp. (Waste Pro USA Inc.); Series 2017, RB(a)(f)(g)	5.00%	08/02/2027	3,000	2,892,185
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,620	1,422,765
				11,652,450

Missouri–2.06%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	145	132,060
Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment);
Series 2017 A, Ref. RB	4.00%	11/01/2025	1,440	1,392,924
Series 2017 A, Ref. RB	4.00%	11/01/2026	750	715,404
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(g)	5.30%	05/15/2028	30	31,091
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(f)	4.50%	12/01/2029	1,680	1,639,622
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(f)	4.25%	04/01/2026	310	298,971
Series 2016 A, Ref. RB(f)	5.00%	04/01/2036	2,000	1,835,289
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(f)	4.38%	02/01/2031	960	805,206
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	978,614
Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	775,479
Series 2017, Ref. RB	5.00%	05/15/2024	1,700	1,687,770
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	899,545
Series 2017, Ref. RB	5.25%	05/15/2042	1,000	866,042
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.00%	08/15/2034	490	458,173
Series 2014 A, RB	5.25%	08/15/2039	5,235	4,876,148
Series 2018, Ref. RB	5.00%	08/15/2032	2,680	2,552,943

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	$1,365	$ 1,201,604
Series 2020, RB	4.13%	11/01/2038	2,500	2,073,362
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017, RB(f)	5.00%	12/01/2037	300	308,543
Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	560	560,984
Plaza at Noah’s Ark Community Improvement District;
Series 2021, Ref. RB	3.00%	05/01/2023	150	149,067
Series 2021, Ref. RB	3.00%	05/01/2024	200	195,503
Series 2021, Ref. RB	3.00%	05/01/2025	225	216,179
Series 2021, Ref. RB	3.00%	05/01/2026	275	259,741
Series 2021, Ref. RB	3.00%	05/01/2030	725	640,207
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(f)	4.25%	10/01/2034	1,325	1,132,492
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Kiel Opera House Renovation); Series 2019, Ref. RB	3.88%	10/01/2035	2,275	1,804,900
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	1,000,685
Series 2018 A, RB	5.00%	09/01/2026	1,000	997,897
				30,486,445

Nebraska–0.07%
Douglas (County of), NE Hospital Authority No. 2 (NE Methodist Health); Series 2015, Ref. RB	5.00%	11/01/2045	1,000	1,009,405

Nevada–0.35%
Las Vegas (City of), NV Special Improvement District No. 607;
Series 2013, Ref. RB	5.00%	06/01/2023	205	206,148
Series 2013, Ref. RB	5.00%	06/01/2024	50	50,764
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	350	334,241
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB(f)	5.00%	07/15/2027	335	337,843
Series 2017 A, RB(f)	5.00%	07/15/2037	500	491,829
Nevada (State of) Department of Business & Industry (Somerset Academy); Series 2018 A, RB(f)	4.50%	12/15/2029	525	520,932
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(f)	2.75%	06/15/2028	2,500	2,217,361
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2032	1,000	1,037,072
				5,196,190

New Hampshire–0.73%
New Hampshire (State of) Business Finance Authority; Series 2022-2A, RB	4.00%	10/20/2036	3,992	3,681,316
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(f)(g)	3.75%	07/02/2040	420	340,697
New Hampshire (State of) Business Finance Authority (Covanta);
Series 2018 A, Ref. RB(f)(g)	4.00%	11/01/2027	1,500	1,437,829
Series 2020 A, Ref. RB(a)(f)	3.63%	07/02/2040	3,455	2,754,112
New Hampshire (State of) Business Finance Authority (New York State Electric & Gas Corp.); Series 2022 A, Ref. RB(g)	4.00%	12/01/2028	2,000	2,028,960
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,323,137)(b)(c)(f)	5.25%	07/01/2027	1,323	291,090
Series 2017 B, RB (Acquired 06/12/2017; Cost $1,214,615)(b)(c)(f)	4.13%	07/01/2024	1,215	267,215
				10,801,219

New Jersey–2.87%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(e)	5.75%	11/01/2028	180	197,819
New Jersey (State of) Economic Development Authority; Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,528,842
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB(f)	5.00%	06/15/2039	825	789,190
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(g)	5.25%	09/15/2029	3,000	3,009,997
Series 2012, RB(g)	5.75%	09/15/2027	6,035	6,036,461
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(f)	5.13%	11/01/2029	215	214,187

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(f)	5.00%	07/01/2027	$395	$ 389,274

New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(f)	4.75%	10/01/2028	1,305	1,281,480

New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds); Series 2020 A, RB	5.00%	11/01/2030	3,225	3,544,524

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	517	553,373

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	1,385	1,373,512

New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(m)	3.45%	03/01/2028	1,000	1,000,461

New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(f)	4.25%	09/01/2027	210	206,533
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB(g)	5.00%	12/01/2026	1,000	1,058,411
Series 2018 B, Ref. RB(g)	5.00%	12/01/2027	1,000	1,067,663
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(i)	0.00%	12/15/2028	715	560,678
Series 2008 A, RB(i)	0.00%	12/15/2035	1,000	540,283
Series 2009 A, RB(i)	0.00%	12/15/2032	1,465	943,039
Series 2010 A, RB (INS - BAM)(e)(i)	0.00%	12/15/2028	4,850	3,894,362
Series 2013 AA, RB	5.25%	06/15/2031	1,150	1,160,852
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,039,217
Series 2018 A, RN(j)(k)	5.00%	06/15/2029	1,000	1,054,049
Series 2018 A, RN(j)(k)	5.00%	06/15/2030	2,845	2,995,728
Series 2019, Ref. RB	5.00%	12/15/2033	2,850	3,088,769
Series 2020 A, Ref. RN(j)(k)	5.00%	06/15/2031	4,680	4,915,417
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	3.20%	06/01/2027	45	44,844
				42,488,965

New Mexico–0.24%

New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 C, RB	2.25%	07/01/2023	1,525	1,509,296
Winrock Town Center Tax Increment Development District No. 1;
Series 2022, Ref. RB(f)	3.75%	05/01/2028	1,008	939,312
Series 2022, Ref. RB(f)	4.00%	05/01/2033	1,250	1,085,289
				3,533,897

New York–6.21%

Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2032	1,385	1,457,147
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB(f)	5.00%	10/01/2028	375	375,814
Series 2018, Ref. RB(f)	5.00%	10/01/2038	2,445	2,275,120
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB(f)(g)	5.25%	12/31/2033	3,000	2,776,109
Series 2019, Ref. RB(f)(g)	5.50%	12/31/2040	5,000	4,428,775
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB	4.00%	06/15/2031	300	282,344
Series 2021 A, RB	4.00%	06/15/2041	525	429,403
Build NYC Resource Corp. (Shefa School);
Series 2021 A, RB(f)	2.50%	06/15/2031	375	315,876
Series 2021 A, RB(f)	5.00%	06/15/2051	750	684,257

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	3,059,887

Metropolitan Transportation Authority; Series 2013 E, RB	5.00%	11/15/2038	1,400	1,403,629

Metropolitan Transportation Authority (Green Bonds); Series 2020 E, Ref. RB	5.00%	11/15/2029	4,100	4,280,049
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 01/19/2016-02/28/2018; Cost $1,099,268)(c)	5.00%	01/01/2058	967	476,615
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $445,000)(c)(f)	9.00%	01/01/2041	445	371,227

New York & New Jersey (States of) Port Authority; Series 2014, Ref. RB(g)	5.00%	10/15/2044	2,380	2,403,393

New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2035	1,250	1,238,046

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	$95	$ 96,893
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	1,255	1,280,408
Series 2016 A, Ref. RB	6.00%	06/01/2043	3,360	3,412,195

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(f)	7.25%	11/15/2044	3,000	3,031,764

New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(g)	2.75%	09/02/2025	1,000	947,977

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(g)	5.25%	08/01/2031	3,025	3,097,358
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(g)	5.00%	08/01/2026	5,495	5,495,372
Series 2016, Ref. RB(g)	5.00%	08/01/2031	8,500	8,500,094
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(g)	5.00%	01/01/2023	5,000	5,002,489
Series 2018, RB(g)	5.00%	01/01/2028	650	662,734
Series 2018, RB(g)	5.00%	01/01/2030	2,000	2,036,362
Series 2018, RB(g)	5.00%	01/01/2031	5,000	5,086,196
Series 2018, RB(g)	5.00%	01/01/2032	4,315	4,380,193
Series 2018, Special Facilities RB(g)	5.00%	01/01/2027	2,495	2,536,405
Series 2020, RB(g)	4.00%	10/01/2030	5,500	5,358,886

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(g)	5.00%	12/01/2029	7,000	7,284,111
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	495,000
Series 2013 A, RB(b)	5.00%	07/01/2032	1,000	495,000

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(f)(g)	7.00%	06/01/2046	3,500	3,065,973
Westchester County Local Development Corp.; Series 2021, Ref. RB(f)	2.88%	07/01/2026	3,385	3,265,134
				91,788,235

North Dakota–0.26%

Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	820	805,489
Horace (City of), ND; Series 2022 A, Ref. GO Bonds	3.25%	08/01/2024	3,000	2,986,220
				3,791,709

Ohio–2.47%

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	618,450

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	1,000	1,002,770

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(g)	5.38%	09/15/2027	450	450,118

Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,604,448

Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,397,593
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	325	324,133
Series 2004, RB	6.40%	02/15/2034	1,950	1,884,833

Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,700	1,565,028

Lorain (County of), OH Port Authority (Kendal at Oberlin); Series 2013 A, Ref. RB(a)(h)	5.00%	11/15/2023	1,500	1,531,778
Lucas Metropolitan Housing Authority;
Series 2012, RB	5.25%	09/01/2023	260	264,660
Series 2012, RB	5.25%	09/01/2024	275	281,064
Series 2012, RB	5.25%	09/01/2025	290	296,391
Series 2012, RB	5.25%	09/01/2026	305	311,714
Series 2012, RB	5.25%	09/01/2027	320	327,043

Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	2,040	1,795,451
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2033	1,000	1,000,239
Series 2013, RB	5.00%	02/15/2044	3,000	2,842,120
Series 2013, RB	5.00%	02/15/2048	7,180	6,641,439

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(f)	5.00%	12/01/2023	1,460	1,460,448

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) (Portsmouth Bypass);
Series 2015, RB(g)	5.00%	12/31/2025	$340	$ 353,966
Series 2015, RB(g)	5.00%	12/31/2039	1,000	1,002,762

Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2019 A, Ref. PCR	3.25%	09/01/2029	2,000	1,840,613
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC);
Series 2017, RB(f)(g)	3.75%	01/15/2028	820	803,501
Series 2017, RB(f)(g)	4.25%	01/15/2038	250	233,029

Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(f)	5.13%	01/01/2032	450	377,604

RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	580	579,950
Southern Ohio Port Authority (Purecycle);
Series 2020 A, RB(f)(g)	6.25%	12/01/2025	3,620	3,471,635
Series 2020 A, RB(f)(g)	7.00%	12/01/2042	1,165	971,175
Youngstown (City of), OH Metropolitan Housing Authority;
Series 2014, RB	3.20%	06/15/2023	35	34,891
Series 2014, RB	4.00%	12/15/2024	210	210,099
				36,478,945

Oklahoma–0.68%
Comanche (County of), OK Hospital Authority;
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,009,766
Series 2015, Ref. RB	5.00%	07/01/2025	615	620,524

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017 A, RB(b)	5.00%	08/01/2037	1,650	1,650

Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(b)	4.75%	11/01/2023	978	2,446

Tulsa (City of), OK Municipal Airport Trust; Series 2001 C, Ref. RB(g)	5.50%	12/01/2035	2,000	2,004,164
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(g)	5.00%	06/01/2025	6,340	6,400,666
				10,039,216

Oregon–0.00%

Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	35	35,023
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, GO Bonds(g)	5.65%	08/01/2026	10	10,024
				45,047

Pennsylvania–2.64%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	5.00%	04/01/2032	3,000	3,203,590
Series 2018, Ref. RB	5.00%	04/01/2030	3,875	4,150,402

Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	3,006,118

Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $500,092)(c)	5.60%	07/01/2023	508	456,937
Allentown (City of), PA Neighborhood Improvement Zone Development Authority;
Series 2022, Ref. RB	5.00%	05/01/2034	500	514,329
Series 2022, Ref. RB	5.00%	05/01/2035	1,000	1,019,932

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(f)	6.00%	05/01/2042	690	689,993
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB(f)	5.00%	05/01/2027	2,750	2,728,964
Series 2018, RB(f)	5.00%	05/01/2023	185	185,656
Series 2018, RB(f)	5.00%	05/01/2028	1,250	1,237,566
Series 2018, RB(f)	5.00%	05/01/2033	500	482,944

Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB(f)	4.38%	03/01/2028	227	222,763

Delaware Valley Regional Finance Authority; Series 1997 B, RB (INS - AMBAC)(e)	5.70%	07/01/2027	1,000	1,116,150
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	593,212
Series 2018, Ref. RB	5.00%	12/01/2030	910	841,413

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(c)(n)(o)	5.00%	12/31/2023	$350	$ 63,025
Series 2013, RB(n)(o)	5.00%	12/31/2023	142	25,522

Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	10,080	10,203,734
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	723,596
Series 2019 A, RB	5.00%	06/15/2039	920	882,981
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2027	1,735	1,694,699
Series 2017, Ref. RB	5.00%	05/01/2028	1,810	1,754,868

Philadelphia (City of), PA Authority for Industrial Development (University of the Arts); Series 2017, Ref. RB(f)	5.00%	03/15/2045	2,000	1,808,054
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	469,326
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	930,586
				39,006,360

Puerto Rico–9.60%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	185	185,059
Series 2002, RB	5.50%	05/15/2039	13,770	13,735,616
Series 2002, RB	5.63%	05/15/2043	7,645	7,647,057

PRPBA Custodial Trust; Series 2022, RB	0.00%	03/15/2049	278	2,437
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2024	1,819	1,671,387
Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	2,035	1,116,797
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	5,006	5,028,176
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	10,510	10,764,681
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,000	3,075,180
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,300	2,875,422
Series 2022, RB(i)	0.00%	11/01/2051	2,118	947,622
Subseries 2022, RN(i)	0.00%	11/01/2043	8,027	3,662,515
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	655	668,203
Series 2022 A, Ref. RB(f)	5.00%	07/01/2029	5,000	5,057,932
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2004 PP, Ref. RB (Acquired 03/11/2014-01/23/2018; Cost $2,423,260) (INS - NATL)(c)(e)	5.00%	07/01/2023	2,500	2,513,399
Series 2005 RR, RB (Acquired 05/16/2013; Cost $100,000) (INS - SGI)(c)(e)	5.00%	07/01/2025	100	100,380
Series 2005 RR, RB (Acquired 06/01/2017; Cost $155,000) (INS - AGC)(c)(e)	5.00%	07/01/2026	155	156,037
Series 2005 SS, Ref. RB (Acquired 01/14/2013; Cost $1,000,000) (INS - NATL)(c)(e)	5.00%	07/01/2023	1,000	1,005,360
Series 2007 TT, RB (Acquired 06/01/2017; Cost $165,000) (INS - NATL)(c)(e)	5.00%	07/01/2026	165	164,779
Series 2007 TT, RB (Acquired 01/15/2019; Cost $1,201,463)(b)(c)	5.00%	07/01/2032	1,990	1,472,600
Series 2007 TT, RB (Acquired 08/08/2018; Cost $313,750)(b)(c)	5.00%	07/01/2037	500	370,000
Series 2007 TT, RB (Acquired 03/14/2014; Cost $1,198,682)(b)(c)	5.00%	12/01/2049	1,380	1,014,300
Series 2007 UU, Ref. RB (Acquired 10/06/2017; Cost $9,976) (INS - AGM)(c)(e)	5.00%	07/01/2023	10	10,067
Series 2007 UU, Ref. RB (Acquired 12/11/2018; Cost $1,435,000) (INS - AGC)(c)(e)	5.00%	07/01/2026	1,435	1,444,603
Series 2007 VV, Ref. RB (Acquired 03/11/2014; Cost $1,621,881) (INS - NATL)(c)(e)	5.25%	07/01/2025	1,705	1,712,816
Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $1,046,359) (INS - NATL)(c)(e)	5.25%	07/01/2030	1,000	1,003,546
Series 2010 AAA, RB (Acquired 04/18/2013; Cost $5,685,000)(b)(c)	5.25%	07/01/2028	5,685	4,221,112
Series 2010 CCC, RB (Acquired 05/26/2010; Cost $6,565,000)(b)(c)	5.25%	07/01/2026	6,565	4,874,512
Series 2010 DDD, Ref. RB (Acquired 08/27/2014; Cost $39,716) (INS - AGM)(c)(e)	5.00%	07/01/2023	40	40,268
Series 2010 XX, RB (Acquired 04/25/2013; Cost $250,000)(b)(c)	5.25%	07/01/2027	250	185,625
Series 2010 XX, RB (Acquired 02/07/2020; Cost $1,453,125)(b)(c)	5.25%	07/01/2040	1,875	1,392,187
Series 2010 ZZ, Ref. RB (Acquired 03/04/2014; Cost $873,129)(b)(c)	5.25%	07/01/2025	1,180	876,150
Series 2010 ZZ, Ref. RB (Acquired 12/06/2013; Cost $5,500,903)(b)(c)	5.00%	12/01/2049	6,280	4,615,800
Series 2013 E-1, RB (Acquired 06/30/2016; Cost $899,595)(b)(c)	10.00%	12/01/2049	900	701,684

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2013 E-3, RB (Acquired 06/30/2016; Cost $299,864)(b)(c)	10.00%	12/01/2049	$300	$ 233,894
Series 2016 A-4, RB (Acquired 05/19/2016; Cost $1,199,460)(b)(c)	0.00%	12/01/2049	1,199	935,579
Series 2016 B-4, RB (Acquired 06/22/2016; Cost $1,199,459)(b)(c)	10.00%	12/01/2049	1,199	935,578
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 E, RB (INS - AGM)(e)	5.50%	07/01/2023	530	531,817
Series 2004 J, RB (INS - NATL)(e)	5.00%	07/01/2029	475	473,927
Series 2007 CC, Ref. RB (INS - NATL)(e)	5.50%	07/01/2029	15	15,284

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(g)	6.63%	06/01/2026	6,580	6,816,180
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(e)	5.00%	08/01/2027	1,605	1,615,740
Series 2005 A, RB (INS - AGM)(e)	5.00%	08/01/2030	305	307,041
Puerto Rico Public Finance Corp.;
Series 2011 A, RB (Acquired 07/13/2011; Cost $36,772,755)(b)(c)	6.50%	08/01/2028	37,400	1,402,500
Series 2011 B, RB (Acquired 12/08/2011-01/27/2012; Cost $10,676,959)(b)(c)	6.00%	08/01/2024	10,675	400,313
Series 2011 B, RB (Acquired 12/08/2011-12/21/2011; Cost $17,314,488)(b)(c)	6.00%	08/01/2025	17,475	655,313
Series 2011 B, RB (Acquired 12/08/2011-12/21/2011; Cost $6,421,751)(b)(c)	6.00%	08/01/2026	6,495	243,563
Series 2011 B, RB (Acquired 12/28/2011-01/24/2012; Cost $52,501,784)(b)(c)	5.50%	08/01/2031	54,770	2,053,924
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2024	373	346,807
Series 2018 A-1, RB(i)	0.00%	07/01/2027	1,027	827,747
Series 2018 A-1, RB(i)	0.00%	07/01/2029	1,003	729,689
Series 2018 A-1, RB(i)	0.00%	07/01/2033	11,167	6,449,875
Series 2018 A-1, RB	4.50%	07/01/2034	7,162	6,761,230
Series 2018 A-1, RB	4.55%	07/01/2040	538	501,056
Series 2018 A-1, RB(i)	0.00%	07/01/2046	13,831	3,485,759
Series 2018 A-1, RB(i)	0.00%	07/01/2051	11,268	2,120,212
Series 2018 A-1, RB	4.75%	07/01/2053	3,953	3,611,873
Series 2019 A-2, RB	4.33%	07/01/2040	5,475	4,959,915
Series 2019 A-2, RB	4.54%	07/01/2053	163	142,214
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,007,380
Series 2019 A-2B, RB	4.55%	07/01/2040	1,871	1,742,519
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2023	2,535	2,525,019
Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,916,531
				142,061,788

Rhode Island–0.05%

Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	197,316

Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,181
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	513,513
				791,010

South Carolina–0.78%

South Carolina (State of) Jobs-Economic Development Authority (Green Charter Schools); Series 2021, Ref. RB(f)	4.00%	06/01/2036	2,000	1,666,206

South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(f)	8.75%	07/01/2025	1,000	1,032,284
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2018 A, Ref. RB	5.00%	04/01/2027	1,655	1,641,561
Series 2018, Ref. RB	5.00%	04/01/2038	2,500	2,249,147

South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(f)	7.00%	05/01/2026	1,485	1,417,273
South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy);
Series 2021 A, RB(f)	4.00%	06/15/2031	200	177,515
Series 2021 A, RB(f)	5.00%	06/15/2041	920	804,840
South Carolina (State of) Public Service Authority; Series 2014 A, RB	5.50%	12/01/2054	2,450	2,477,117
				11,465,943

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–2.10%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	$5,525	$ 5,272,128
Knox (County of), TN Health, Educational & Housing Facility Board (University Health); Series 2017, Ref. RB	5.00%	04/01/2036	2,605	2,671,588
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	255,666
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(f)	4.50%	06/01/2028	1,215	1,217,102
Series 2018, RB(f)	5.13%	06/01/2036	1,000	1,009,768
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,995,319)(c)(f)	5.25%	04/01/2028	2,000	752,000
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.38%	09/01/2041	205	172,148
Series 2013 A, Ref. RB	5.50%	09/01/2047	200	163,416
Series 2016 A, Ref. RB(f)	5.00%	09/01/2024	1,000	976,338
Series 2016 A, Ref. RB(f)	5.00%	09/01/2031	3,000	2,671,274
Series 2016 A, Ref. RB(f)	5.00%	09/01/2037	1,475	1,222,512
Tennergy Corp.;
Series 2021 A, RB(a)	4.00%	09/01/2028	3,610	3,539,060
Series 2022 A, RB(a)	5.50%	12/01/2030	5,950	6,218,275
Tennessee Energy Acquisition Corp.; Series 2018, RB(a)	4.00%	11/01/2025	5,000	4,978,060
				31,119,335

Texas–6.75%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	315	312,307
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	1,400	1,251,625
Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,563,009
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	4.00%	08/15/2031	200	182,308
Series 2021, RB	5.00%	08/15/2041	600	545,595
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	585	569,296
Arlington Higher Education Finance Corp. (Winfree Academy Charter School);
Series 2019, RB	5.50%	08/15/2023	110	108,128
Series 2019, Ref. RB	5.15%	08/15/2029	890	886,443
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2025	430	430,812
Series 2016, Ref. RB	5.00%	07/15/2026	250	250,232
Series 2018, Ref. RB	5.00%	07/15/2026	1,000	1,000,927
Series 2018, Ref. RB	5.00%	07/15/2033	1,630	1,580,287
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB(g)	7.00%	03/01/2039	400	370,396
Series 2019, RB(f)(g)	9.00%	03/01/2039	2,145	2,266,699
Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(f)(g)	3.63%	07/01/2026	7,000	6,295,563
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,036,303
Crandall (City of), TX;
Series 2021, RB(f)	4.13%	09/15/2026	100	95,480
Series 2021, RB(f)	4.75%	09/15/2031	100	91,962
Series 2021, RB(f)	5.25%	09/15/2051	500	456,485
Edinburg Economic Development Corp.; Series 2019, RB(f)	4.00%	08/15/2029	585	546,376
Gulf Coast Industrial Development Authority; Series 1998, RB(g)	8.00%	04/01/2028	340	340,290
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	2,000	2,059,896
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(e)(g)	5.13%	07/01/2032	5	5,005
Series 2002 B, RB (INS - AGM)(e)	5.00%	07/01/2032	50	50,075
Series 2011, Ref. RB(g)	6.50%	07/15/2030	1,450	1,450,506
Series 2015 B-1, RB(g)	5.00%	07/15/2030	5,000	5,031,405

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(g)	4.75%	07/01/2024	$3,225	$ 3,231,064
Series 2014, Ref. RB(g)	5.00%	07/01/2029	1,500	1,503,097
Series 2020 A, Ref. RB(g)	5.00%	07/01/2027	2,325	2,358,136
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(g)	5.00%	07/15/2028	1,750	1,773,897
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	587,540
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(g)	5.00%	11/01/2028	3,000	3,003,062
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB (Acquired 05/08/2018-12/17/2018; Cost $647,140)(b)(c)	5.00%	02/15/2035	650	539,500
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(g)	4.63%	10/01/2031	7,500	7,269,477
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2023	1,235	1,219,893
Series 2016, Ref. RB	4.00%	07/01/2028	2,915	2,563,317
Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,261,506
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(f)	4.00%	08/15/2030	5,000	4,674,161
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,294,144
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,042,963
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 B3, RB	4.25%	10/01/2026	1,600	1,574,939
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,650	1,637,670
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2019, Ref. RB	5.00%	01/01/2039	500	410,652
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2020, Ref. RB(f)(g)	3.63%	01/01/2035	3,000	2,445,605
Series 2021, RB(f)(g)	2.50%	01/01/2030	1,000	814,642
Series 2021, RB(f)(g)	2.63%	01/01/2031	800	639,747
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(h)	6.75%	11/15/2024	95	99,110
Series 2014 A, RB(a)(h)	7.50%	11/15/2024	100	108,819
Series 2014 A, RB(a)(h)	7.75%	11/15/2024	1,815	1,983,628
Series 2014 A, RB(a)(h)	8.00%	11/15/2024	1,355	1,485,924
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	4.90%	09/15/2024	130	128,354
Series 2016, RB	5.38%	09/15/2030	670	659,453
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,288,791
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,589)(b)(c)	6.00%	02/15/2031	1,000	650,000
Series 2017, RB (Acquired 11/05/2019; Cost $3,271,528)(b)(c)	6.38%	02/15/2041	3,000	1,950,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	475	454,599
Series 2020, Ref. RB	4.00%	11/15/2027	1,000	948,588
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	978,556
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	2,355	1,659,704
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	4,320	4,443,003
Texas (State of) Department of Housing & Community Affairs (Skyway Villas Apartments); Series 2001 A, RB (INS - AMBAC)(e)(g)	5.45%	12/01/2022	110	110,000
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(g)	6.75%	06/30/2043	10,000	10,212,291
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(e)	5.38%	11/15/2024	30	30,299
				99,813,541

Utah–1.76%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(f)	3.25%	03/01/2031	1,550	1,361,454
Series 2021 A, GO Bonds(f)	3.50%	03/01/2036	1,750	1,443,957

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(f)	4.13%	06/01/2036	$1,790	$ 1,474,498
Series 2021, GO Bonds(f)	4.25%	06/01/2041	2,205	1,744,099
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(f)	4.25%	08/01/2035	1,645	1,526,661
Series 2020 A, RB(f)	4.50%	08/01/2040	1,205	1,094,781
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2036	1,500	1,264,158
Salt Lake City (City of), UT; Series 2017 A, RB(g)	5.00%	07/01/2036	3,000	3,096,703
UIPA Crossroads Public Infrastructure District; Series 2021, RB(f)	4.13%	06/01/2041	3,000	2,558,589
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(f)	4.25%	06/15/2027	1,810	1,706,347
Series 2022, RB(f)	4.50%	06/15/2032	2,000	1,806,100
Series 2022, RB(f)	5.00%	06/15/2037	2,515	2,257,482
Utah (State of) Charter School Finance Authority (Beehive Science & Technology); Series 2021, RB(f)	4.00%	10/15/2041	2,325	1,812,708
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(f)	4.50%	06/15/2027	170	166,114
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy);
Series 2019 A, RB(f)	4.50%	06/15/2029	500	473,373
Series 2019 A, RB(f)	5.00%	06/15/2034	1,270	1,195,559
Utah (State of) Charter School Finance Authority (Renaissance Academy);
Series 2020, Ref. RB(f)	3.50%	06/15/2025	260	253,102
Series 2020, Ref. RB(f)	4.00%	06/15/2030	520	492,053
Series 2020, Ref. RB(f)	5.00%	06/15/2040	350	336,552
				26,064,290

Vermont–0.07%
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College); Series 2012, RB	5.00%	10/01/2023	1,000	1,000,948

Virgin Islands–0.21%
Matching Fund Special Purpose Securitization Corp.;
Series 2022 A, Ref. RB	5.00%	10/01/2025	1,000	1,021,351
Series 2022 A, Ref. RB	5.00%	10/01/2026	1,000	1,026,543
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(g)	5.00%	09/01/2023	1,000	995,006
				3,042,900

Virginia–0.81%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	246,005
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2034	1,000	979,153
Series 2019 B, RB	4.00%	01/01/2025	3,200	3,146,058
Peninsula Town Center Community Development Authority;
Series 2018, Ref. RB(f)	4.00%	09/01/2023	140	138,554
Series 2018, Ref. RB(f)	4.50%	09/01/2028	1,450	1,360,886
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $770,000)(c)	4.30%	09/01/2030	770	605,786
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(g)	5.00%	01/01/2037	3,200	3,295,775
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(f)(g)	5.00%	07/01/2038	2,310	2,218,084
				11,990,301

Washington–1.25%
Kalispel Tribe of Indians;
Series 2018 A, RB(f)	5.00%	01/01/2032	400	419,584
Series 2018 B, RB(f)	5.00%	01/01/2032	100	104,896
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	120	119,997
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(g)	5.75%	01/01/2028	5	5,002
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,175	1,204,592
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(g)	5.00%	04/01/2030	6,475	6,476,019
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RB	4.00%	07/01/2031	1,550	1,400,762

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2014 C, RB	5.00%	10/01/2044	$4,165	$ 4,187,135
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(f)	4.00%	07/01/2026	440	418,796
Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB(f)	3.70%	07/01/2023	80	79,348
Series 2018, Ref. RB(f)	5.00%	07/01/2038	385	346,358
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(f)	5.00%	01/01/2036	1,755	1,555,082
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(f)	4.00%	07/01/2040	1,640	1,337,658
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(f)	4.50%	07/01/2028	965	884,708
				18,539,937

West Virginia–0.43%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	175	172,310
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(f)	5.75%	06/01/2042	1,000	731,509
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2025	360	369,861
Series 2015, Ref. RB	5.00%	07/01/2026	460	468,769
Series 2015, Ref. RB	5.00%	07/01/2027	560	569,752
Series 2015, Ref. RB	4.00%	07/01/2035	190	176,639
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(f)	4.50%	06/01/2027	2,915	2,876,525
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(f)(g)	6.75%	02/01/2026	1,000	700,000
Series 2018, RB(f)(g)	8.75%	02/01/2036	320	256,000
				6,321,365

Wisconsin–4.18%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	705,114
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	175,093
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2027	500	473,653
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,200,995
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	910,246
Series 2019, Ref. RB	5.00%	11/01/2030	1,035	992,492
Series 2019, Ref. RB	5.00%	11/01/2039	1,000	892,645
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.25%	08/01/2034	1,000	734,961
Wisconsin (State of) Health & Educational Facilities Authority (Hope Christian Schools);
Series 2021, RB	3.00%	12/01/2031	560	458,184
Series 2021, RB	4.00%	12/01/2041	850	658,828
Wisconsin (State of) Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries); Series 2021, Ref. RB	4.00%	01/01/2037	1,470	1,228,965
Wisconsin (State of) Public Finance Authority;
Series 2020 A, RB(f)	4.00%	03/01/2030	1,810	1,650,402
Series 2022 B, RB(f)	7.00%	02/01/2028	700	694,496
Series 2022, RB(f)	5.38%	06/01/2037	335	319,275
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(f)	6.25%	10/01/2031	2,000	1,729,852
Wisconsin (State of) Public Finance Authority (Alamance Community School); Series 2021 A, RB(f)	5.00%	06/15/2041	510	413,610
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(b)(f)	6.25%	08/01/2027	500	410,281
Series 2017, RB(b)(f)	6.75%	08/01/2031	500	299,662
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(f)	4.25%	06/15/2031	550	479,723
Series 2021 A, RB(f)	5.00%	06/15/2041	615	516,423

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(f)	5.00%	06/01/2025	$650	$ 646,841
Series 2016 A, RB(f)	5.00%	06/01/2026	1,005	993,913
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	387,719
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno);
Series 2019, Ref. RB(f)	5.00%	06/01/2029	375	369,692
Series 2019, Ref. RB(f)	5.00%	06/01/2039	1,415	1,279,089
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $1,500,000)(b)(c)(f)	5.75%	11/01/2024	1,500	900,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(f)	6.13%	02/01/2039	4,310	3,861,638
Series 2020, RB(f)	7.00%	02/01/2025	470	469,417
Series 2022 A, RB(f)	6.13%	02/01/2039	4,175	3,740,682
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(f)	4.38%	06/15/2029	1,655	1,591,651
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(g)	7.25%	06/01/2035	3,800	3,560,177
Series 2017, Ref. RB(f)(g)	7.13%	06/01/2041	160	142,483
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	3.75%	07/01/2031	3,780	3,175,199
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(f)	4.00%	06/15/2029	555	523,185
Series 2019, RB(f)	5.00%	06/15/2039	440	414,930
Series 2019, RB(f)	5.00%	06/15/2049	540	484,526
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	4,640	4,738,334
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(f)	5.50%	01/01/2031	5,375	4,694,109
Series 2021 A, RB(f)	6.50%	01/01/2041	3,110	2,509,069
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2022, Ref. RB(f)	4.00%	04/01/2032	915	830,159
Wisconsin (State of) Public Finance Authority (Searstone CCRC);
Series 2021 A, Ref. RB(f)	4.00%	06/01/2031	2,500	2,187,643
Series 2021 A, Ref. RB(f)	4.00%	06/01/2036	1,500	1,208,317
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(f)	4.50%	06/15/2032	500	468,566
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(f)	4.00%	03/01/2027	1,110	1,060,562
Wisconsin (State of) Public Finance Authority (Wingate University);
Series 2018 A, Ref. RB	5.25%	10/01/2029	1,825	1,905,865
Series 2018 A, Ref. RB	5.25%	10/01/2030	1,925	2,000,229
Series 2018 A, Ref. RB	5.25%	10/01/2031	1,030	1,066,042
Series 2018 A, Ref. RB	5.25%	10/01/2032	720	742,969
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(f)	5.25%	12/01/2039	1,000	932,865
				61,830,771
Total Municipal Obligations (Cost $1,665,125,008)				1,462,676,574

U.S. Dollar Denominated Bonds & Notes–0.28%
California–0.18%
CalPlant I LLC;
Series 21A(f)(n)	9.50%	12/12/2022	255	255,000
Series 21B(f)(n)	9.50%	12/12/2022	955	955,000
Series 22A(f)(n)	9.50%	12/12/2022	530	530,000
Series 22B(f)(n)	9.50%	12/30/2022	45	45,000
Series 22C(f)(n)	9.50%	12/30/2022	345	345,000
Series 22X(f)	9.50%	01/31/2023	520	521,945
				2,651,945

Pennsylvania–0.10%
Talen Energy Supply LLC(b)	6.50%	06/01/2025	3,000	1,515,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,297,774)				4,166,945

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.01%
Quebec–0.01%
Resolute Forest Products, Inc. (Cost $80,903)	6,757	$142,573

TOTAL INVESTMENTS IN SECURITIES(p)–99.17% (Cost $1,670,503,685)		1,466,986,092

FLOATING RATE NOTE OBLIGATIONS–(1.00)%
Notes with interest and fee rates ranging from 2.45% to 2.46% at 11/30/2022 and contractual maturities of collateral ranging from 11/01/2023 to 06/15/2031(q)		(14,750,000)

OTHER ASSETS LESS LIABILITIES–1.83%		27,019,722

NET ASSETS–100.00%		$1,479,255,814

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $42,500,128, which represented 2.87% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at November 30, 2022 was $52,817,854, which represented 3.57% of the Fund’s Net Assets.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $346,054,509, which represented 23.39% of the Fund’s Net Assets.

(g)	Security subject to the alternative minimum tax.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Zero coupon bond issued at a discount.
(j)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $12,740,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Fund’s investments with a value of $20,870,019 are held by TOB Trusts and serve as collateral for the $14,750,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

Open Futures Contracts(a)

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 10 Year Notes	203	March-2023	$(23,040,500)	$(111,016)	$(111,016)

(a)	Futures contracts collateralized by $3,031,355 cash held with Goldman Sachs & Co., the futures commission merchant.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,462,588,027	$88,547	$1,462,676,574

U.S. Dollar Denominated Bonds & Notes	–	2,036,945	2,130,000	4,166,945

Common Stocks & Other Equity Interests	142,573	–	–	142,573

Total Investments in Securities	142,573	1,464,624,972	2,218,547	1,466,986,092

Other Investments - Assets

Investments Matured	–	3,625,077	–	3,625,077

Other Investments - Liabilities*

Futures Contracts	(111,016)	–	–	(111,016)

Total Investments	$31,557	$1,468,250,049	$2,218,547	$1,470,500,153

*	Unrealized appreciation (depreciation).

Invesco Short Duration High Yield Municipal Fund